Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Lucas GC Limited
Entity Central Index Key	0001954694
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 5A01, 4th Floor
Entity Address, Address Line Two	Air China Building, Xiaoyun Road
Entity Address, Address Line Three	Sanyuanqiao
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
City Area Code	+86
Local Phone Number	18500976532
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102